Employee benefit - Changes in Projected Benefit Obligation (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Net defined benefit liability (asset) at beginning of period	€ 4,177	€ 3,760
Service cost	291	252
Interest costs	(22)	(35)
Actuarial (gain) / loss	(566)	200
Net defined benefit liability (asset) at end of period	€ 3,879	€ 4,177